DERIVATIVES, Designated Derivative Liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Instrument	Dec. 31, 2018 USD ($)
Derivatives [Abstract]
Credit risk adjusted fair value	$ (27,943)	$ (8,558)
Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	$ (27,900)	$ (8,600)
Designated Derivatives [Member]
Derivatives [Abstract]
Quantity | Instrument	30
Contract notional amount	$ 792,636
Designated Derivatives [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	(27,491)
Designated Derivatives [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Loss recognized in accumulated comprehensive loss, net of tax	$ (22,615)
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Quantity | Instrument	30
Contract notional amount	$ 792,636
Loss recognized in accumulated comprehensive loss, net of tax	$ (22,615)
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Minimum [Member]
Derivatives [Abstract]
Maturity date	Feb. 09, 2023
Hedge interest rate	2.28%
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Maximum [Member]
Derivatives [Abstract]
Maturity date	Dec. 08, 2025
Hedge interest rate	3.13%
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	$ (26,559)
Accrued interest	$ (932)